Nature of Operations	12 Months Ended
Dec. 31, 2019
Nature of Operations [Abstract]
Nature of Operations

NOTE 1 - NATURE OF OPERATIONS

Norwood Financial Corp (Company) is a one bank holding company. Wayne Bank (Bank) is a wholly-owned subsidiary of the Company. The Bank is a state-chartered bank headquartered in Honesdale, Pennsylvania. The Company derives substantially all of its income from bank-related services which include interest earnings on commercial mortgages, residential real estate mortgages, commercial and consumer loans, as well as interest earnings on investment securities and fees from deposit services to its customers. The Company is subject to regulation and supervision by the Federal Reserve Board while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation and the Pennsylvania Department of Banking and Securities.

Revenue Recognition

Under ASC Topic 606, management determined that the primary sources of revenue emanating from interest and dividend income on loans and investments along with noninterest revenue resulting from investment securities gains, loans servicing, gains on loans sold and earnings on bank-owned life insurance are not within the scope of this Topic.

The following presents noninterest income, segregated by revenue streams in-scope and out-of-scope of Topic 606, for the year ended December 31:

(dollars in thousands)	2019	2018
Noninterest Income
In-scope of Topic 606:
Service charges on deposit accounts	$301	$263
ATM Fees	384	398
Overdraft Fees	1,380	1,505
Safe deposit box rental	94	96
Loan related service fees	614	515
Debit card	1,424	1,330
Fiduciary activities	610	589
Commissions on mutual funds & annuities	141	185
Other income	500	782
Noninterest Income (in-scope of Topic 606)	5,448	5,663
Out-of-scope of Topic 606:
Net realized gains on sales of securities	254	213
Loan servicing fees	77	48
Gain on sales of loans	169	15
Earnings on and proceeds from bank-owned life insurance	830	1,126
Noninterest Income (out-of-scope of Topic 606)	1,330	1,402
Total Noninterest Income	$6,778	$7,065